Schedule of property and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2024
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	10 years
Aircraft engines [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	7 years
Mapping equipment hardware and software [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	3 years
Radar equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	5 years
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment. useful lives	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, useful lives description	Shorter of useful life or term of lease